IPO Related Expenses	12 Months Ended
Dec. 31, 2017
Disclosure Of Initial Public Offering Related Expenses [Abstract]
IPO Related Expenses

5. IPO related expenses

	2017	2016	2015
	(in thousands)
	£	£	£
IPO related expenses	1,794	—	—

IPO related costs primarily relate to legal, accounting and other advisors’ fees in relation to the Company’s listing on Nasdaq which was completed on October 2, 2017.